CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Preferred Stock	Stock Warrants	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income(Loss)	Treasury Stock
Balance at Dec. 31, 2012	$ 65,885,466	$ 3,133,596	$ 17,020,539	$ 283,738	$ 23,427,037	$ 19,951,173	$ 2,533,028	$ (463,645)
Net income	4,639,495	0	0	0	0	4,639,495	0	0
Other comprehensive income	(3,781,872)	0	0	0	0	0	(3,781,872)	0
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(615,781)	0	0	0	0	(615,781)	0	0
Grant of restricted stock	0	39,913	0	0	(39,913)	0	0	0
Compensation cost on restricted stock	391,777	0	0	0	391,777	0	0	0
Preferred stock accretion	0	0	81,968	0	0	(81,968)	0	0
Repurchase of restricted stock for payment of taxes	(26,749)	(1,788)	0	0	(24,961)	0	0	0
Issuance of 1,951,220 common shares	18,958,464	1,951,220	0	0	18,048,785	(1,041,541)	0	0
Balance at Dec. 31, 2013	85,108,340	5,122,941	17,102,507	283,738	41,802,725	22,508,918	(1,248,844)	(463,645)
Net income	6,613,696	0	0	0	0	6,613,696	0	0
Other comprehensive income	3,067,205	0	0	0	0	0	3,067,205	0
Dividends on preferred stock	(342,460)	0	0	0	0	(342,460)	0	0
Cash dividend declared, $.15 per common share	(784,612)	0	0	0	0	(784,612)	0	0
Grant of restricted stock	0	67,627	0	0	(67,627)	0	0	0
Compensation cost on restricted stock	617,779	0	0	0	617,779	0	0	0
Preferred stock accretion	0	0	20,493	0	0	(20,493)	0	0
Repurchase of restricted stock for payment of taxes	(85,532)	(5,981)	0	0	(79,551)	0	0	0
Issuance of 158,083 common shares for BCB Holding	1,863,085	158,083	0	0	1,863,085	0	0	0
Balance at Dec. 31, 2014	$ 96,215,584	$ 5,342,670	$ 17,123,000	$ 283,738	$ 44,136,411	$ 27,975,049	$ 1,818,361	$ (463,645)